Property, Plant and Equipment - Net	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - Net
5.	PROPERTY, PLANT AND EQUIPMENT—NET

Property, plant and equipment—net consisted of the following (in thousands):

	June 30, 2020	September 30, 2019
Land and improvements	$2,758	$2,758
Buildings and improvements	70,042	67,770
Capital lease—building	2,021	2,021
Capital lease—manufacturing equipment	1,026	1,026
Capital lease—vehicles	3,685	3,835
Manufacturing equipment	292,176	254,570
Computer equipment	24,742	22,733
Furniture and fixtures	5,855	5,409
Vehicles	410	339

Total property, plant and equipment	402,715	360,461
Construction in progress	32,640	16,453

	435,355	376,914
Accumulated depreciation	(200,126)	(168,220)

Total property, plant and equipment—net	$235,229	$208,694

The Company is considered the owner, for accounting purposes only, of leased office space, as it had taken on certain risks of construction build cost overages above normal tenant improvement allowances. Accordingly, the estimated fair value of the leased property was $9.2 million as of both June 30, 2020 and September 30, 2019. The corresponding lease financing obligation was $7.9 million as of both June 30, 2020 and September 30, 2019. The lease financing obligation was recorded in “Finance lease obligations—less current portion” in the Condensed Consolidated Balance Sheets. Refer to Note 16 for additional information.

Depreciation expense was approximately $33.6 million and $24.2 million in the nine months ended June 30, 2020 and 2019, respectively. During the nine months ended June 30, 2020 and 2019, $0.8 million and $0.7 million of interest was capitalized, respectively. Accumulated amortization for assets under capital leases was $3.9 million and $3.7 million as of June 30, 2020 and September 30, 2019, respectively. Accumulated amortization for the assets under the build-to-suit lease was $0.5 million as of June 30, 2020 and $0.3 million as of September 30, 2019.

5.	PROPERTY, PLANT AND EQUIPMENT—NET

	As of September 30,
(In thousands)	2019	2018
Land and improvements	$2,758	$2,758
Buildings and improvements	67,770	63,059
Capital lease—building	2,021	2,021
Capital lease—manufacturing equipment	1,026	1,023
Capital lease—vehicles	3,835	2,860
Manufacturing equipment	254,570	203,056
Computer equipment	22,733	14,891
Furniture and fixtures	5,409	4,807
Vehicles	339	372

Total property, plant and equipment	360,461	294,847
Construction in progress	16,453	24,684

	376,914	319,531
Accumulated depreciation	(168,220)	(138,710)

Total property, plant and equipment, net	$208,694	$180,821

The Company is considered the owner, for accounting purposes only, of its leased headquarters office space, as it had taken on certain risks of construction build cost overages above normal tenant improvement allowances. Accordingly, the Company has capitalized $9.2 million at September 30, 2019, and $5.8 million at September 30, 2018, which represents the estimated fair value of the lease property. The Company also recognized a corresponding lease financing obligation of $7.9 million at September 30, 2019, and $5.8 million at September 30, 2018. Refer to Note 15 for additional information.

Depreciation expense was approximately $33.7 million and $26.3 million for the years ended September 30, 2019 and 2018, respectively. Accumulated amortization for assets under capital leases was $3.7 million and $3.3 million as of September 30, 2019 and 2018, respectively. Accumulated amortization for assets under the build-to-suit lease was $0.3 million as of September 30, 2019.